SUPPLEMENT DATED APRIL 20, 2022 TO THE current
STATUTORY PROSPECTUSES FOR:
Invesco American Franchise Fund
Invesco American Value Fund
Invesco AMT-Free Municipal Income Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Capital Appreciation Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Conservative Income Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets Innovators Fund
Invesco Emerging Markets Local Debt Fund
Invesco Emerging Markets Select Equity Fund
Invesco Energy Fund
Invesco Environmental Focus Municipal Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco EQV Emerging Markets All Cap Fund
Invesco Floating Rate ESG Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Infrastructure Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Strategic Income Fund
Invesco Global Targeted Returns Fund
Invesco Gold & Special Minerals Fund
Invesco Government & Agency Portfolio
Invesco Government Money Market Fund
Invesco Greater China Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco High Yield Bond Factor Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage U.S. Fund
Invesco Income Fund
Invesco Intermediate Bond Factor Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Liquid Assets Portfolio
Invesco Macro Allocation Strategy Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Master Loan Fund
Invesco Multi-Asset Income Fund
Invesco Municipal Income Fund
Invesco NASDAQ 100 Index Fund
Invesco New Jersey Municipal Fund
Invesco Pennsylvania Municipal Fund
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco S&P 500 Index Fund
Invesco Senior Floating Rate Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Short Term Municipal Fund
Invesco Small Cap Value Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco STIC Prime Portfolio
Invesco Summit Fund
Invesco Tax-Free Cash Reserve Portfolio
Invesco Technology Fund
Invesco Treasury Obligations Portfolio
Invesco Treasury Portfolio
Invesco U.S. Government Money Portfolio
Invesco U.S. Managed Volatility Fund
Invesco Value Opportunities Fund
Invesco World Bond Factor Fund
(each, a “Fund”)
This supplement amends the Statutory Prospectus for each of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the prospectus and retain it for future reference.
The following disclosure is added to the discussion of Market Risk in the section titled “Investment Objective(s), Strategies, Risks and Portfolio Holdings - Risks”:
•
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia's invasion of Ukraine in late February 2022, various countries, including the United States, as well as NATO and the European Union, issued broad-ranging economic sanctions against Russia and Belarus. The resulting responses to the military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional counter measures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of ongoing hostilities and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
GBL-STATPRO-SUP-042022